Trade receivables	12 Months Ended
Dec. 31, 2022
Trade Receivables
Trade receivables

10	Trade receivables

(a)       Financial position balances

	December 31, 2022	December 31, 2021
Private sector:
General (i) and special customers (ii)	2,287,782	2,042,023
Agreements (iii)	416,550	514,616

	2,704,332	2,556,639
Government entities:
Municipal	609,731	586,810

Federal	10,644	7,869
Agreements (iii)	372,943	278,844

	993,318	873,523
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	4,048	3,580
São Caetano do Sul	45,367	24,464

Total wholesale customers – Municipal governments	49,415	28,044

Unbilled supply	959,260	740,193

Subtotal	4,706,325	4,198,399
Allowance for doubtful accounts	(1,428,517)	(1,280,088)

Total	3,277,808	2,918,311

Current	3,062,574	2,695,077
Noncurrent	215,234	223,234

Total	3,277,808	2,918,311

(i)	General customers - residential and small and mid-sized companies;

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);

(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements;

(iv)	Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers.

(b)       The aging of trade receivables is as follows

	December 31, 2022	December 31, 2021

Current	2,244,754	1,896,535
Past-due:
Up to 30 days	489,709	502,164
From 31 to 60 days	248,128	267,723
From 61 to 90 days	165,306	182,977
From 91 to 120 days	150,941	155,018
From 121 to 180 days	281,530	258,718
From 181 to 360 days	58,702	95,751
Over 360 days	1,067,255	839,513

Total past-due	2,461,571	2,301,864

Total	4,706,325	4,198,399

(c)       Allowance for doubtful accounts

Changes in assets	December 31, 2022	December 31, 2021	December 31, 2020

Balance at beginning of the year	1,280,088	1,157,619	1,042,015
Losses	209,360	182,547	176,776
Recoveries	(60,931)	(60,078)	(61,172)

Balance at the end of the year	1,428,517	1,280,088	1,157,619

Reconciliation of estimated/historical losses of income	December 31, 2022	December 31, 2021	December 31, 2020

Write-offs	(636,366)	(508,055)	(329,512)
(Losses)/reversal with state entities - related parties	2,738	(13,206)	290
(Losses) with the private sector / government entities	(209,360)	(182,547)	(176,776)
Recoveries	60,931	60,078	61,172

Amount recorded expense (Note 29)	(782,057)	(643,730)	(444,826)

The Company does not have customers representing 10% or more of its total revenues.

As of December 31, 2022, the Company has judicial bonds issued in its favor in the inflation adjusted amount of R$ 2,807,318, which are not recognized in the Financial Statements because of the difficulty to obtain a reasonable estimate to measure such assets, due to the uncertainties related to the beginning and the end of the payments. Judicial bonds are recognized upon the beginning of their receipt or when they are traded.

Debtor	December 31, 2022
Municpality of São Paulo	2,656,113
Municpality of Cotia	103,729
Municpality of Cachoeira Paulista	13,672
Others	33,804
TOTAL	2,807,318